Summary of Significant Accounting Policies - Schedule of Financial Statement Amounts and Balances of the VIE (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents	$ 34,318	$ 21,645
Restricted cash	5,545	2,568
Notes receivable	7,309	5,525
Accounts receivable, net	126,467	97,006
Due from related parties	662	41
Prepayments and other current assets, net	28,912	20,109
Total Current Assets	203,213	146,894
Property and equipment, net	57,827	38,265
Intangible assets, net	11,413	12,160
Operating lease right-of-use assets, net	9,827	17,918
Long-term investments	1,900	8,831
Deposits for investment	10,573	8,471
Deferred tax assets	1,396	6,219
Other non-current assets	9,623	11,191
Total Assets	305,772	249,949
Current Liabilities
Notes payable	14,907	8,471
Accounts payable	91,936	62,628
Short-term bank loans	39,401	36,130
Due to related parties	1,687	1,704
Salary and welfare payables	3,017	4,582
Accrued expenses and other current liabilities	7,508	5,524
Operating lease liabilities, current	4,218	6,315
Tax payables	2,994	2,249
Total Current Liabilities	165,668	127,603
Long-term bank loans	16,390
Operating lease liabilities, non-current	4,648	10,831
Deferred tax liabilities	49	4,229
Other non-current liabilities	2,839	1,997
Total Liabilities	189,594	144,660
Net assets	$ 116,178	$ 105,289